GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2011
GEOGRAPHIC INFORMATION [Abstract]
GEOGRAPHIC INFORMATION
NOTE 14:-	GEOGRAPHIC INFORMATION

Allot operates in a single reportable segment. Revenues are based on the customer's location:

	Year ended December 31,
	2011	2010	2009

Europe	$38,409	$30,434	$18,735
Asia and Oceania	13,388	12,469	11,004
United States of America	9,484	7,680	6,316
Middle East and Africa	9,530	3,890	2,992
Americas (excluding United States of America)	6,942	2,499	2,704

	$77,753	$56,972	$41,751

During the years ended December  2011, 2010 and 2009 approximately 15%, 30% and 15% of the Company's revenues are derived from a single customer.

The following presents total long-lived assets as of December 31, 2011 and 2010:

	December 31,
	2011	2010
Long-lived assets:
Israel	$8,653	$8,650
United States of America	300	265
Other	150	134

	$9,103	$9,049